Cover	Jul. 17, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2023
Entity File Number	001-41269
Entity Registrant Name	LIV CAPITAL ACQUISITION CORP. II
Entity Central Index Key	0001875257
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Torre Virreyes
Entity Address, Address Line Two	Pedregal No. 24
Entity Address, Address Line Three	Piso 6-601
Entity Address, City or Town	Col. Molino del Rey
Entity Address, Country	MX
Entity Address, Postal Zip Code	11040
Country Region	+52
City Area Code	55
Local Phone Number	1100 2470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Trading Symbol	LIVBU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	LIVB
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	LIVBW
Security Exchange Name	NASDAQ